Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Revenue
	For the 3 months ended 30 June 2026 USD’000	For the 3 months ended 30 June 2025 USD’000	For the 6 months ended 30 June 2026 USD’000	For the 6 months ended 30 June 2025 USD’000
Hafnia Vessels and TC Vessels
Revenue from voyage charter[1]	449,930	307,055	811,568	611,858
Revenue from time charter	55,730	39,509	107,015	75,049
Total revenue	505,660	346,564	918,583	686,907
External Vessels in Disponent-Owner Pools
Revenue from voyage charter	310,119	207,591	568,418	415,158
Total revenue	815,779	554,155	1,487,001	1,102,065

[1] Revenue from voyage charters also includes revenue from vessels on short -term time charters (less than six months).